UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT ABSOLUTE RETURN FUND

Semi-Annual Report **January 31, 2014**

Investment Adviser:

GRT Capital Partners, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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SHAREHOLDERS’ LETTER

January 31, 2014

Dear Shareholders:

This semi-annual report for the GRT Absolute Return Fund (the “Fund”), covers the period from August 1, 2013 through January 31, 2014. During the past six months, the Fund’s value fell 0.53% compared to an increase of 5.11% for the Benchmark. The Benchmark for this Fund is a 60/40 blend of the Wilshire 5000 Total Market Index and the Barclays U.S. Aggregate Bond Index.

This was an extremely frustrating period for the strategy, underperforming the benchmark by approximately 6%. This underperformance was due to, among other things, investments in gold equities and hedging strategies.

Hedging activities consist of short selling, covered calls and long puts. Shorts rose throughout the year (even in the face of disappointing earnings). 2013 also saw the costs of shorting rise throughout the year. Puts expired worthless as the market marched higher all year, and covered calls gave up the upside of the rising market as shares had to be repurchased.

Despite record monetary stimulus, purported inflation was low and gold (both the metal and gold mining stocks) had a terrible year. Investors simply preferred other (more growth oriented) equities in 2013.

2014 will see the Fund strive to use less outright shorting in favor of more long puts. Additionally we will aim to reduce small-cap gold mining exposure in favor of longer term calls in this space to preserve upside potential.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Losses from short sales are theoretically unlimited. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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SECTOR WEIGHTINGS†:

	Long	Short	Net
Energy	20.8%	(0.4)%	20.4%
Information Technology	20.1	(5.1)	15.0
Materials	11.1	(0.0)	11.1
Consumer Staples	9.9	(0.8)	9.1
Industrials	10.4	(1.7)	8.7
Consumer Discretionary	11.7	(3.1)	8.6
Health Care	12.8	(5.4)	7.4
Financials	8.1	(1.6)	6.5
Short-Term Investment	5.1	(0.0)	5.1
Options	4.8	(1.5)	3.3
Exchange Traded Funds	3.2	(0.3)	2.9
Telecommunication Services	1.4	(0.0)	1.4
Closed-End Fund	0.4	(0.0)	0.4
Exchange Traded Notes	0.4	(0.0)	0.4

Total Investments			100.3

Other Assets and Liabilities, Net			(0.3)

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 106.3%

	Shares	Value

CONSUMER DISCRETIONARY — 11.7%
Apollo Group, Cl A (A)(B)*	1,000	$32,290
Bed Bath & Beyond (B)*	2,500	159,625
Ford Motor	3,000	44,880
Gap (A)	8,000	304,640
Hanesbrands (B)	3,000	213,420
Honda Motor ADR (B)	2,000	75,020
Murphy USA*	250	9,685
Sirius XM Canada Holdings, Cl A	400	3,128
Staples (A)	6,000	78,960
Target (A)	2,000	113,280
Tata Motors ADR	1,000	27,850
Tim Hortons (A)	1,000	51,770
TJX (A)(B)	1,900	108,984

		1,223,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — 9.9%
Archer Daniels Midland (A)(B)	3,000	$118,440
Clorox (A)	1,000	88,270
Colgate-Palmolive (A)	600	36,738
Diageo ADR (A)	500	60,025
JM Smucker (A)	1,600	154,224
Kimberly Clark (A)(B)	2,000	218,740
Kraft Foods Group (A)	766	40,100
Mondelez International, Cl A (A)	2,300	75,325
PepsiCo (A)	1,100	88,396
Unilever ADR	2,000	77,220
Wal-Mart Stores (A)(B)	1,000	74,680

		1,032,158

ENERGY — 20.8%
Anadarko Petroleum	600	48,414
Atwood Oceanics (A)(B)*	500	23,700
Bankers Petroleum*	11,000	42,272
Cal Dive International*	5,000	8,200
Canacol Energy*	2,000	12,498
Canadian Natural Resources	3,000	98,250
Cenovus Energy (A)	2,500	65,375
Chevron (B)	1,000	111,630
Clayton Williams Energy*	400	27,608
ConocoPhillips (A)	2,800	181,860
Consol Energy (B)	3,000	112,050
DeeThree Exploration*	12,000	99,556
Denison Mines*	10,000	13,700
Encana (A)	5,000	89,850
Energy XXI Bermuda	2,000	45,900
Hess (A)(B)	2,500	188,725
Marathon Oil (A)	3,000	98,370
Murphy Oil	1,000	56,610
Northern Oil and Gas*	2,000	29,080
Painted Pony Petroleum, Cl A*	5,000	32,862
Parkland Fuel	4,000	64,575
Phillips 66 (A)(B)	600	43,854
Pinecrest Energy*	10,000	1,571
Precision Drilling	5,000	44,600
Suncor Energy (A)(B)	10,000	328,300
Surge Energy	3,000	16,619

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Total ADR	1,000	$57,170
Transocean (B)	1,000	43,280
Whiting Petroleum (A)(B)*	3,000	175,140
Xtreme Drilling and Coil Services*	5,000	16,610

		2,178,229

FINANCIALS — 8.1%
Alaris Royalty	2,000	43,978
Bank of New York Mellon (A)	1,500	47,940
Berkshire Hathaway, Cl B (A)*	500	55,800
CBOE Holdings (A)(B)	3,000	156,060
First Pacific ADR	3,000	14,940
Janus Capital Group (B)	4,000	43,960
JPMorgan Chase (A)(B)	1,500	83,040
Sprott	25,000	67,340
Wells Fargo (A)	2,000	90,680
Weyerhaeuser (A)	7,000	209,160
WPT Industrial Real Estate*	4,000	33,440

		846,338

HEALTH CARE — 12.8%
Abbott Laboratories (A)(B)	2,000	73,320
AbbVie (A)(B)	2,000	98,460
Boston Scientific (A)(B)*	10,000	135,300
Burcon NutraScience*	6,212	19,195
Express Scripts Holding (B)*	500	37,345
GlaxoSmithKline ADR (A)	2,000	103,080
Hologic (A)*	4,000	85,440
Medtronic (A)	1,500	84,840
Merck (A)	4,100	217,177
Novartis ADR	3,000	237,210
Sanofi ADR (A)	4,000	195,600
Trinity Biotech ADR	2,000	51,920

		1,338,887

INDUSTRIALS — 10.4%
ADT (A)	1,500	45,060
Ag Growth International*	2,000	83,753
Air Canada*	5,000	35,062
Allegion (A)*	833	41,108
Bri-Chemical*	10,000	14,815

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Delta Air Lines (A)(B)	4,000	$122,440
Exelis	2,000	39,180
Hertz Global Holdings (B)*	4,000	104,080
Ingersoll-Rand (A)(B)	2,000	117,580
ITT (B)	2,500	102,375
JetBlue Airways*	2,000	17,520
Pentair (A)(B)	719	53,443
Ritchie Brothers Auctioneers (B)	2,000	45,920
Siemens ADR	800	101,032
Tyco International (A)(B)	2,500	101,225
Xylem (B)	2,000	66,720

		1,091,313

INFORMATION TECHNOLOGY — 20.1%
Apple (A)(B)	400	200,240
Cisco Systems (A)	3,000	65,730
Computer Sciences (A)(B)	4,000	241,640
CUI Global*	1,000	8,810
Dolby Laboratories, Cl A (A)(B)*	3,000	122,970
Flextronics International (A)(B)*	6,000	48,900
Google, Cl A (A)(B)*	400	472,388
Hewlett-Packard (A)(B)	6,000	174,000
Intuit (B)	1,000	73,250
Juniper Networks (A)(B)*	2,000	53,220
Mastercard, Cl A	1,000	75,680
Microsoft (A)(B)	4,000	151,400
MKS Instruments (A)	2,000	60,260
Oracle (A)(B)	3,000	110,700
Pure Technologies	6,000	39,057
QUALCOMM (B)	1,500	111,330
Redknee Solutions*	3,000	16,216
Symbility Solutions*	25,000	6,958
Xerox (B)	6,900	74,865

		2,107,614

MATERIALS — 11.1%
Agnico-Eagle Mines (A)	4,000	124,320
Agrium (B)	1,500	130,650
Alacer Gold	6,000	12,660
Allied Nevada Gold*	5,000	24,550
Altius Minerals	3,000	40,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
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COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Barrick Gold (A)(B)	8,500	$163,880
Canada Fluorspar*	174,000	29,683
CF Industries Holdings (B)	200	46,172
Constellium, Cl A*	4,000	103,640
Detour Gold*	5,000	32,144
Goldcorp (A)(B)	2,500	62,225
Midway Gold*	18,000	18,720
Nevsun Resources	15,000	54,900
Newmont Mining (A)	600	12,960
Osisko Mining*	18,000	107,959
Royal Gold	1,000	55,940
Silver Wheaton (A)	5,000	108,550
Virginia Mines*	3,000	36,768

		1,166,395

TELECOMMUNICATION SERVICES — 1.4%
Vodafone Group ADR (A)	4,000	148,240

TOTAL COMMON STOCK (Cost $8,905,778)		11,132,706

REGISTERED INVESTMENT COMPANIES — 4.0%

CLOSED-END FUND — 0.4%
AllianceBernstein Income Fund (Cost $38,483)	5,000	37,050

EXCHANGE TRADED FUNDS — 3.2%
iShares 7-10 Year Treasury Bond ETF	500	51,140
iShares MSCI Japan Small Cap	500	26,454
iShares MSCI Singapore	1,000	12,220
Vanguard FTSE Emerging Markets ETF (A)	6,000	226,020
WisdomTree Japan SmallCap Dividend Fund	500	24,910

TOTAL EXCHANGE TRADED FUNDS (Cost $352,617)		340,744

EXCHANGE TRADED NOTE — 0.4%
PowerShares DB Inverse Japanese Government Bond Futures (Cost $39,485)	2,000	37,780

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $430,585)		415,574

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
(Unaudited)

SHORT-TERM INVESTMENT — 5.1%

	Shares	Value

Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $540,069)	540,069	$540,069

TOTAL INVESTMENTS — 115.4% (Cost $9,876,432)		$12,088,349

SECURITIES SOLD SHORT COMMON STOCK — (18.1)%

CONSUMER DISCRETIONARY — (3.1)%
Groupon, Cl A*	(5,000)	(52,300)
Lululemon Athletica*	(500)	(22,845)
Lumber Liquidators Holdings (B)*	(500)	(44,495)
RetailMeNot*	(1,000)	(35,410)
Under Armour, Cl A*	(1,600)	(172,976)

		(328,026)

CONSUMER STAPLES — (0.8)%
Boulder Brands*	(2,000)	(28,680)
Whole Foods Market	(1,000)	(52,260)

		(80,940)

ENERGY — (0.4)%
Ring Energy*	(3,000)	(41,280)

FINANCIALS — (1.6)%
Essex Property Trust	(200)	(31,674)
FXCM, Cl A	(6,002)	(102,874)
Public Storage	(200)	(31,518)

		(166,066)

HEALTH CARE — (5.4)%
ExamWorks Group*	(10,000)	(307,900)
Intuitive Surgical*	(600)	(244,548)
Oragenics*	(3,400)	(12,716)
OraSure Technologies*	(1,000)	(5,870)

		(571,034)

INDUSTRIALS — (1.7)%
Capstone Turbine*	(110,000)	(178,200)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
(Unaudited)

SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares/ Contracts	Value

INFORMATION TECHNOLOGY — (5.1)%
OpenTable*	(500)	$(37,640)
Rackspace Hosting*	(1,500)	(54,615)
Salesforce.com (B)*	(4,800)	(290,544)
VMware, Cl A*	(500)	(45,070)
Web.com Group*	(3,000)	(101,400)

		(529,269)

TOTAL COMMON STOCK (Proceeds $(1,291,362))		(1,894,815)

REGISTERED INVESTMENT COMPANY — (0.3)%
EXCHANGE TRADED FUND — (0.3)%
iShares MSCI Italy Index Fund (Proceeds $(35,380))	(2,000)	(31,080)

TOTAL SECURITIES SOLD SHORT — (18.4)% (Proceeds $(1,326,742))		$(1,925,895)

PURCHASED OPTIONS†* — 4.8%

Call
Acadia Pharmaceuticals Call
Expires 1/17/2015, Strike Price $17.00	20	17,400
Bank of America Call
Expires 1/17/2015, Strike Price $15.00	30	8,280
Barrick Gold Call
Expires 1/16/2016, Strike Price $10.00	15	14,175
Biodelivery Sciences Call
Expires 6/21/2014, Strike Price $5.00	5	1,400
Goldcorp Call
Expires 1/16/2016, Strike Price $18.00	25	20,000
Internap Network Services Call
Expires 4/19/2014, Strike Price $7.50	50	3,000
Kodiak Oil & Gas Call
Expires 1/17/2015, Strike Price $5.00	15	8,250
Mosaic Call
Expires 1/17/2015, Strike Price $30.00	15	21,900

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

PURCHASED OPTIONS†* — continued

	Contracts	Value

Suncor Energy Call
Expires 1/17/2015, Strike Price $25.00	30	$24,000
Thompson Creek Metals Call
Expires 1/17/2015, Strike Price $5.00	200	3,000
Turquoise Hill Resources Call
Expires 1/17/2015, Strike Price $5.00	100	2,000
Twitter Put
Expires 1/17/2015, Strike Price $60.00	10	12,500
Westport Innovations Call
Expires 1/15/2016, Strike Price $15.00	10	4,800
Yamana Gold Call
Expires 1/17/2015, Strike Price $8.00	50	11,050

		151,755

Put
Cheniere Energy Put
Expires 1/17/2015, Strike Price $27.00	20	2,100
Direxion ETF Put
Expires 7/19/2014, Strike Price $75.00	5	3,725
Expires 4/19/2014, Strike Price $75.00	5	2,200
Direxion Mid Cap Bull Put
Expires 7/19/2014, Strike Price $67.87	5	2,800
Expires 4/19/2014, Strike Price $64.87	5	1,550
Direxion Small Cap Bull 3x Put
Expires 4/19/2014, Strike Price $55.00	30	6,660
Expires 7/19/2014, Strike Price $48.00	30	9,450
Fleetcor Technologies Put
Expires 2/22/2014, Strike Price $100.00	5	875
Intrepid Potash Put
Expires 3/22/2014, Strike Price $17.00	10	2,350
Intrexon Put
Expires 1/17/2015, Strike Price $25.00	30	12,000
iShares NASDAQ Biotech Put
Expires 3/22/2014, Strike Price $200.00	5	625
Expires 6/21/2014, Strike Price $200.00	10	4,900
iShares Russell 2000 Put
Expires 6/21/2014, Strike Price $110.00	50	24,000
Expires 10/18/2014, Strike Price $110.00	50	33,200
JC Penney Put
Expires 1/17/2015, Strike Price $5.00	25	3,825

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JANUARY 31, 2014
(Unaudited)

PURCHASED OPTIONS†* — continued

	Contracts	Value

Lumber Liquidators Holdings Put
Expires 1/17/2015, Strike Price $75.00	10	$8,800
Pandora Media Put
Expires 1/17/2015, Strike Price $25.00	10	2,950
Powershares QQQ Put
Expires 12/20/2014, Strike Price $80.00	30	10,500
Proshares Ultra QQQ Put
Expires 1/17/2015, Strike Price $75.00	10	5,150
Expires 4/19/2014, Strike Price $55.00	40	560
Expires 4/19/2014, Strike Price $85.00	10	2,160
Expires 7/19/2014, Strike Price $80.00	10	3,250
Expires 1/17/2015, Strike Price $100.00	10	15,350
Proshares Ultra S&P 500 Put
Expires 3/22/2014, Strike Price $90.00	30	6,840
Expires 6/21/2014, Strike Price $80.00	30	8,850
Quidel Put
Expires 3/22/2014, Strike Price $25.00	60	1,500
Ruckus Wireless Put
Expires 5/17/2014, Strike Price $17.50	20	8,400
Salesforce.com Put
Expires 1/17/2015, Strike Price $30.00	50	2,100
Sector SPDR-Industrial Put
Expires 3/22/2014, Strike Price $40.00	30	180
Solarcity Put
Expires 1/17/2015, Strike Price $45.00	10	5,350
SPDR S&P 500 ETF Trust Put
Expires 10/18/2014, Strike Price $185.00	15	20,820
Expires 6/21/2014, Strike Price $170.00	50	23,200
Expires 1/17/2015, Strike Price $175.00	40	45,280
Expires 3/22/2014, Strike Price $140.00	50	850
Expires 3/22/2014, Strike Price $145.00	100	2,300
Expires 9/20/2014, Strike Price $165.00	50	27,300
SPDR S&P Retail ETF Put
Expires 6/21/2014, Strike Price $85.00	10	6,750
Expires 3/22/2014, Strike Price $66.00	25	75
Expires 3/22/2014, Strike Price $75.00	25	1,650
Expires 3/22/2014, Strike Price $85.00	20	11,400
Tableau Software Put
Expires 4/19/2014, Strike Price $65.00	10	1,450
Tesla Motors Put
Expires 1/17/2015, Strike Price $115.00	5	5,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

PURCHASED OPTIONS†* — continued

	Contracts	Value

Expires 1/17/2015, Strike Price $150.00	5	$11,350
Tripadvisor Put
Expires 1/17/2015, Strike Price $50.00	20	3,800

		353,625

TOTAL PURCHASED OPTIONS (Cost $644,904)		$505,380

WRITTEN OPTIONS†* — (1.5)%

Call
Abbot Laboratories Call
Expires 2/22/2014, Strike Price $39.00	(20)	(120)
AbbVie Call
Expires 2/22/2014, Strike Price $52.50	(10)	(200)
Agrium Call
Expires 2/22/2014, Strike Price $95.00	(15)	(315)
Apollo Group Call
Expires 2/22/2014, Strike Price $33.00	(10)	(760)
Apple Call
Expires 2/22/2014, Strike Price $565.00	(4)	(176)
Archer Daniels Midland Call
Expires 3/22/2014, Strike Price $45.00	(10)	(300)
Expires 3/22/2014, Strike Price $46.00	(10)	(220)
Atwood Oceanics Call
Expires 3/22/2014, Strike Price $60.00	(5)	(125)
Bed Bath & Beyond Call
Expires 2/22/2014, Strike Price $65.00	(5)	(420)
Expires 2/22/2014, Strike Price $67.50	(20)	(500)
Boston Scientific Call
Expires 2/22/2014, Strike Price $11.00	(20)	(4,920)
Expires 2/22/2014, Strike Price $12.00	(20)	(2,860)
CBOE Holdings Call
Expires 2/22/2014, Strike Price $49.50	(10)	(3,300)
Expires 3/22/2014, Strike Price $55.00	(10)	(930)
CF Industries Holdings Call
Expires 2/22/2014, Strike Price $230.00	(2)	(1,340)
Chevron Call
Expires 3/22/2014, Strike Price $113.00	(5)	(500)
Expires 2/22/2014, Strike Price $120.00	(5)	(55)
Computer Sciences Call
Expires 9/20/2014, Strike Price $65.00	(40)	(12,080)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

WRITTEN OPTIONS†* — continued

	Contracts	Value
Consol Energy Call
Expires 4/19/2014, Strike Price $42.00	(15)	$(720)
Expires 2/22/2014, Strike Price $40.00	(15)	(270)
Delta Air Lines Call
Expires 3/22/2014, Strike Price $33.00	(20)	(1,640)
Expires 6/21/2014, Strike Price $31.00	(20)	(5,360)
Dolby Laboratories Call
Expires 3/22/2014, Strike Price $35.00	(15)	(9,450)
Expires 3/22/2014, Strike Price $40.00	(15)	(3,000)
Express Scripts Holding Call
Expires 2/22/2014, Strike Price $72.50	(5)	(1,700)
Flextronics International Call
Expires 3/22/2014, Strike Price $8.00	(30)	(1,290)
Expires 4/19/2014, Strike Price $8.00	(30)	(1,560)
Google Call
Expires 4/19/2014, Strike Price $1120.00	(4)	(36,080)
Hanesbrands Call
Expires 3/22/2014, Strike Price $75.00	(30)	(2,250)
Hertz Global Holdings Call
Expires 3/22/2014, Strike Price $30.00	(40)	(1,800)
Hess Call
Expires 2/22/2014, Strike Price $87.50	(10)	(40)
Hewlett-Packard Call
Expires 2/22/2014, Strike Price $27.00	(60)	(15,480)
Honda Motor Call
Expires 4/19/2014, Strike Price $45.00	(10)	(50)
Ingersoll-Rand Call
Expires 3/22/2014, Strike Price $57.50	(10)	(2,760)
Expires 6/21/2014, Strike Price $57.50	(10)	(4,300)
Intuit Call
Expires 4/19/2014, Strike Price $80.00	(10)	(500)
ITT Call
Expires 4/19/2014, Strike Price $45.00	(10)	(550)
Expires 2/22/2014, Strike Price $45.00	(15)	(300)
Janus Capital Group Call
Expires 3/22/2014, Strike Price $10.00	(20)	(2,600)
Expires 2/22/2014, Strike Price $12.00	(20)	(400)
JPMorgan Chase Call
Expires 2/22/2014, Strike Price $60.00	(15)	(150)
Juniper Networks Call
Expires 2/22/2014, Strike Price $23.00	(20)	(7,600)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

WRITTEN OPTIONS†* — continued

	Contracts	Value

Kimberly Clark Call
Expires 4/19/2014, Strike Price $110.00	(10)	$(2,450)
Expires 2/22/2014, Strike Price $105.00	(10)	(5,000)
Microsoft Call
Expires 2/22/2014, Strike Price $39.00	(10)	(300)
Oracle Call
Expires 3/22/2014, Strike Price $39.00	(15)	(645)
Expires 2/22/2014, Strike Price $38.00	(15)	(435)
Pentair Call
Expires 2/22/2014, Strike Price $75.00	(7)	(819)
Phillips 66 Call
Expires 2/22/2014, Strike Price $80.00	(6)	(108)
QUALCOMM Call
Expires 2/22/2014, Strike Price $75.00	(5)	(390)
Expires 3/22/2014, Strike Price $75.00	(10)	(1,440)
Ritchie Brothers Auctioneers Call
Expires 6/21/2014, Strike Price $25.00	(20)	(1,600)
TJX Call
Expires 3/22/2014, Strike Price $60.00	(19)	(1,520)
Transocean Call
Expires 2/22/2014, Strike Price $45.00	(10)	(390)
Tyco International Call
Expires 2/22/2014, Strike Price $41.00	(13)	(741)
Expires 4/19/2014, Strike Price $41.00	(12)	(1,572)
Wal-Mart Stores Call
Expires 2/22/2014, Strike Price $75.00	(10)	(730)
Whiting Petroleum Call
Expires 2/22/2014, Strike Price $60.00	(15)	(2,265)
Expires 3/22/2014, Strike Price $65.00	(15)	(1,650)
Xerox Call
Expires 4/19/2014, Strike Price $12.00	(29)	(551)
Xylem Call
Expires 7/19/2014, Strike Price $40.00	(20)	(1,300)

TOTAL WRITTEN OPTIONS (Premiums Received $(148,848))		$(152,877)

†	For the six month period ended January 31, 2014, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $10,476,693.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The rate shown is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,132,706	$—	$—	$11,132,706
Registered Investment Companies	415,574	—	—	415,574
Short-Term Investment	540,069	—	—	540,069
Purchased Options	505,380	—	—	505,380

Total Investments in Securities	$12,593,729	$—	$—	$12,593,729

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(1,894,815)	$—	$—	$(1,894,815)
Registered Investment Companies	(31,080)	—	—	(31,080)
Written Options	(152,877)	—	—	(152,877)

Total Liabilities	$(2,078,772)	$—	$—	$(2,078,772)

For the six months ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended January 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $9,876,432)	$12,088,349
Options purchased, at Value (Cost $644,904)	505,380
Deposit held at Prime Broker	2,158,530
Receivable for Investment Securities Sold	53,033
Dividends and Interest Receivable	5,020
Reclaims Receivable	1,066
Prepaid Expenses	11,325

Total Assets	14,822,703

Liabilities:
Securities Sold Short, at Value (Proceeds $1,326,742)	1,925,895
Payable for Investment Securities Purchased	332,431
Written Options, at Value (Premiums Received $148,848)	152,877
Payable due to Prime Broker	1,904,471
Unrealized loss on spot contracts	38
Payable due to Administrator	1,215
Payable due to Trustees	668
Shareholder Service Fees Payable	469
Payable due to Investment Adviser	199
Other Accrued Expenses	27,747

Total Liabilities	4,346,010

Net Assets	$10,476,693

Net Assets Consist of:
Paid-in-Capital	$11,633,558
Distributions in Excess of Net Investment Income	(19,251)
Accumulated Net Realized Loss on Investments, Purchased Options, Written Options, Securities Sold Short and Foreign Currency Transactions	(2,606,823)
Net Unrealized Appreciation on Investments, Purchased Options, Written Options and Securities Sold Short	1,469,211
Net Unrealized Depreciation on Foreign Currency Translations	(2)

Net Assets	$10,476,693

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($10,476,693 ÷ 1,158,437)	$9.04

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2014
(Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$176,467
Less: Foreign Taxes Withheld	(4,380)

Total Investment Income	172,087

Expenses
Investment Advisory Fees	54,300
Administration Fees	8,425
Trustees’ Fees	1,152
Chief Compliance Officer Fees	704
Broker Fees and Interest on Securities Sold Short	88,259
Transfer Agent Fees	15,292
Custodian Fees	11,930
Dividend Expense on Securities Sold Short	11,612
Audit Fees	10,884
Registration Fees	10,085
Printing Fees	6,334
Shareholder Servicing Fees	4,353
Legal Fees	1,786
Insurance and Other Expenses	3,096

Total Expenses	228,212
Less: Waiver of Investment Advisory Fees	(46,897)
Fees Paid Indirectly	(2)

Net Expenses	181,313

Net Investment Loss	(9,226)

Net Realized Gain (Loss) on:
Investments	316,794
Purchased Options	(707,930)
Securities Sold Short	(420,624)
Written Options	(128,773)
Foreign Currency Transactions	(940)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	380,215
Purchased Options	393,757
Securities Sold Short	86,784
Written Options	35,298
Foreign Currency Transactions	15

Net Realized and Unrealized Loss	(45,404)

Net Decrease in Net Assets Resulting from Operations	$(54,630)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013
Operations:
Net Investment Loss	$(9,226)	$(8,967)
Net Realized Loss on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	(941,473)	(989,218)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Purchased and Written Options and Foreign Currency Transactions	896,069	746,915

Net Decrease in Net Assets Resulting from Operations	(54,630)	(251,270)

Dividends and Distributions:
Net Investment Income	(1,889)	—
Net Realized Gain	—	(440,786)

Total Dividends and Distributions	(1,889)	(440,786)

Capital Share Transactions:
Issued	1,300	57,654
Reinvestment of Distributions	1,889	432,478
Redeemed	(308,577)	(848,794)

Net Decrease from Capital Share Transactions	(305,388)	(358,662)

Total Decrease in Net Assets	(361,907)	(1,050,718)

Net Assets:
Beginning of Period	10,838,600	11,889,318

End of Period (including distributions in excess of net investment income of $(19,251) and $(8,136), respectively)	$10,476,693	$10,838,600

Share Transactions:
Issued	141	6,176
Reinvestment of Distributions	211	46,805
Redeemed	(33,699)	(91,383)

Net Decrease in Shares Outstanding from Share Transactions	(33,347)	(38,402)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2014
(Unaudited)

STATEMENT OF CASH FLOWS
Cash Flows from Operating Activities:
Net Decrease in Net Asset Resulting from Operations	$(54,630)
Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cashfrom Operating Activities:
Purchases of Investment Securities	(1,157,742)
Proceeds from Disposition of Investment Securities	3,526,493
Purchases of Short-Term Investment.	(2,493,365)
Proceeds from Disposition of Short-Term Investment.	1,994,886
Purchases to Cover Securities Sold Short.	(1,746,236)
Proceeds from Securities Sold Short.	222,116
Proceeds from Purchased Options.	(644,266)
Purchases from Disposition of Purchased Options.	526,118
Purchases to Cover Written Options.	(677,582)
Proceeds from Written Options.	604,874
Net Realized (Gain)/Loss from:
Investments.	(316,794)
Purchased Options.	707,930
Securities Sold Short.	420,624
Written Options.	128,773
Foreign Currency Transactions	940
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments.	(380,215)
Purchased Options.	(393,757)
Securities Sold Short.	(86,784)
Written Options.	(35,298)
Foreign Currency Transactions	(15)
Decrease in deposits held at Prime Broker.	1,011,423
Decrease in receivable for investment securities sold.	25,393
Increase in accrued income.	(1,592)
Decrease in receivable from investment advisor.	4,427
Increase in prepaid expenses.	(7,244)
Increase in reclaims receivable.	(177)
Decrease in due to Prime Broker.	(1,080,676)
Increase in payable for investment securities purchased.	224,871
Increase in unrealized loss on spot contracts.	38
Increase in Investment Advisory fees payable.	199
Decrease in Shareholder Service fees payable.	(3,240)
Decrease in payable to administrator.	(356)
Decrease in payable to Trustees.	(31)
Decrease in payable to chief compliance officer.	(291)
Decrease in accrued expenses and other liabilities.	(11,537)

Net Cash Provided by Operating Activities.	307,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
FOR THE SIX MONTHS ENDED
JANUARY 31, 2014
(Unaudited)

STATEMENT OF CASH FLOWS — continued
Cash Flows From Financing Activities
Dividends and Distributions.	$(1,889)
Proceeds from Capital Shares Sold.	1,300
Proceeds from Reinvestment of Distributions.	1,889
Payments on Capital Shares Redeemed.	(308,577)

Net Cash Used in Financing Activities.	(307,277)

Net Change in Cash.	—
Cash at beginning of period.	—

Cash at end of period	$—

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for Interest Expense.	$91,884

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value, Beginning of Period	$9.09		$9.66	$9.99	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0 .01)	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(0.04)		(0.19)	0.12	—

Total from Investment Operations	(0.05)		(0.20)	0.13	(0.01)

Redemption Fees	—		—	—	—	††

Dividends and Distributions from:
Net Investment Income	—	††	—	(0.02)	—
Net Realized Gain	—		(0.37)	(0.44)	—

Total Dividends and Distributions	—	††	(0.37)	(0.46)	—

Net Asset Value, End of Period	$9.04		$9.09	$9.66	$9.99

Total Return †	(0.53)%		(2.18)%	1.43%	(0.10)	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,477		$10,839	$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, excluding waivers and reimbursements)	4.20	%**	3.33%	3.15%	2.93	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, waivers and reimbursements)(2)	3.34	%**	2.51%	2.22%	1.62	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)	%**	(0.08)%	0.09%	(0.21)	%**
Portfolio Turnover Rate	10	%***	20%	30%	11	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount less than $0.01

*	Commenced operations on December 14, 2010.

**	Annualized

***	Not Annualized

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 1.50%, 1.50%, 1.50% and 1.50% for the six months ended January 31, 2014, year ended July 31, 2013, year ended July 31, 2012 and period ended July 31, 2011, respectively.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Purchased and written options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price or ask price, respectively.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2014, there were no fair valued securities.

All Registered Investment Companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the six months ended January 31, 2014, there have been no significant changes to the Trust’s fair value methodology.

Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and charges on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2014, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2014, the Fund did not incur any significant interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2014

current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six months ended January 31, 2014.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six months ended January 31, 2014 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	1,001	$92,782
Written	4,654	604,874
Expired	(1,865)	(178,383)
Closing buys	(2,869)	(370,425)
Balance at the end of the period	921	$148,848

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Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the six months ended January 31, 2014, the Fund did not retain any redemption fees.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

0.12% on the first $250 million of the Funds’ average daily net assets;

0.10% on the next $250 million of the Funds’ average daily net assets; and

0.08% on the Funds’ average daily net assets over $500 million.

The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds based on relative net assets. There is also a minimum annual administration fee of $15,000 per additional class.

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The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2014, the Fund earned $2 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of January 31, 2014, fees which were previously waived and reimbursed by the Adviser which my be subject to possible future reimbursement to the Adviser were $54,204, expiring in 2015, $99,915, expiring in 2016 and $97,922 expiring in 2017. As of January 31, 2014 there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than securities sold short, long-term U.S. Government and short-term investments

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were $1,157,742 and $3,526,493, respectively, for the period ended January 31, 2014. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2013	$375,818	$64,968	$440,786
2012	537,010	—	537,010

As of July 31, 2013, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,828
Capital Loss Carryforwards	(370,321)
Post-October Currency Losses	(498,732)
Unrealized Appreciation/(Depreciation)	27,324
Other Temporary Differences	(260,445)

Total	$(1,100,346)

Post October losses represent losses realized on investment transactions from November 1, 2012 through July 31, 2013 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

The Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses

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incurred during those future taxable years is required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$370,321	$—	$370,321

Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased options, excluding securities sold short and written options, held by the Fund at January 31, 2014 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$10,521,336	$2,969,437	$(897,044)	$2,072,393

8.	Other:

At January 31, 2014, 94% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 08/01/13	Ending Account Value 01/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$994.70	3.34%	$16.79
Hypothetical 5% Return	$1,000.00	$1,008.42	3.34%	$16.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect the one-half year period).

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on August 13, 2013 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer

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sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

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Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Fund relative to its benchmark and peer group. The Trustees agreed that they would continue to closely monitor the Fund’s performance. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

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The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young, LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-SA-002-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: April 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: April 9, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: April 9, 2014